Business Combinations - Additional information (Details) ₺ in Thousands, $ in Thousands	Dec. 31, 2021	Jul. 06, 2021 USD ($)	Dec. 31, 2020	Jul. 06, 2021 TRY (₺)
Boyut Enerji
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired		100.00%		100.00%
Enterprise value		$ 29,600
Cash consideration amount		10,972		₺ 92,259
Cash to be paid		$ 500		₺ 3,275
Period of payment for deferred amount on acquisition		2 years
Turkcell Enerji [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%